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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20509

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         THE CYPRESS FUNDS LLC
                 -------------------------------
   Address:      865 S. Figueroa St., Suite 700
                 -------------------------------
                 Los Angeles, CA 90017
                 -------------------------------

Form 13F File Number: 28-04707
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert Miller
         -------------------------------
Title:   Chief Operating Officer
         -------------------------------
Phone:   (213) 891-6375
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Robert Miller             Los Angeles, California     August 7, 2012
   -------------------------------    -----------------------     --------------
           [Signature]                     [City, State]              [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 20
                                        --------------------

Form 13F Information Table Value Total: 276,260
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

    1         28-10954                     Peak Investments LLC
    ------       -----------------         ---------------------------------

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                           FORM 13F INFORMATION TABLE

                                                               VALUE  SHRS OR  SH/ PUT/ INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER                     TITLE OF CLASS   CUSIP   (X$1000)  PRN AMT  PRN CALL DISCRETION  MANAGERS SOLE SHARED NONE
---------------------------------- -------------- --------- -------- --------- --- ---- ---------- --------- ---- ------ ----
APPLE INC                              Common     037833100   14,600    25,000 SH         Other        1          Shared
BOEING CO                              Common     097023105   17,312   233,000 SH         Other        1          Shared
BORGWARNER INC                         Common     099724106   12,200   186,000 SH         Other        1          Shared
CATERPILLAR INC                        Common     149123101   17,916   211,000 SH         Other        1          Shared
CUMMINS INC                            Common     231021106   12,404   128,000 SH         Other        1          Shared
DEERE & CO                             Common     244199105   12,098   149,600 SH         Other        1          Shared
D R HORTON INC                         Common     23331A109   17,553   955,000 SH         Other        1          Shared
FORD MOTOR CO                          Common     345370860   17,703 1,846,000 SH         Other        1          Shared
FORD MOTOR CO                         Warrants    345370134      266   237,700 SH         Other        1          Shared
FREEPORT MCMORAN COPPER & GOLD         Common     35671D857   19,344   567,760 SH         Other        1          Shared
INTEL CORP                             Common     458140100   16,750   628,500 SH         Other        1          Shared
LENNAR CORP                            Common     526057104   17,001   550,000 SH         Other        1          Shared
MASTERCARD INC                         Common     57636Q104   15,484    36,000 SH         Other        1          Shared
MCMORAN EXPLORATION CO                 Common     582411104   11,656   920,000 SH         Other        1          Shared
NVR INC                                Common     62944T105   14,450    17,000 SH         Other        1          Shared
PRECISION CASTPARTS CORP               Common     740189105   11,416    69,400 SH         Other        1          Shared
STANLEY BLACK & DECKER INC             Common     854502101   12,872   200,000 SH         Other        1          Shared
STARWOOD HOTELS & RESORTS WRLD         Common     85590A401   14,899   280,900 SH         Other        1          Shared
TIFFANY & CO                           Common     886547108    5,560   105,000 SH         Other        1          Shared
TOLL BROTHERS INC                      Common     889478103   14,776   497,000 SH         Other        1          Shared
                                                            --------
                                                             276,260
                                                            --------